Share-Based Compensation (Details Textual) - USD ($)		1 Months Ended				9 Months Ended	12 Months Ended
	Sep. 04, 2015	Mar. 01, 2017	Nov. 20, 2014	Oct. 17, 2014	Sep. 05, 2014	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)							2,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 0.62	$ 0.43
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)							$ 1,600,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition							1 year 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						150,000	2,750,000	1,740,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 0.40	$ 1.64	$ 0.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period, Description							Plan was amended to increase the number of shares reserved for awards under the Plan from 10 million to 15 million.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						116,665	0	700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value							$ 800,000	$ 1,100,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)						15,000,000	10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)						2,700,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)						$ 906,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition						1 year 4 months 24 days
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 0.35
Board Of Directors And Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,640,000				1,640,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.49				$ 0.86
Chief Scientific Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		150,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.40
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 1.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price				$ 0.87